Income Taxes And Tax Status (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes And Tax Status [Abstract]
Tax benefit at statutory rate	$ (1,985)	$ (4,382)
State tax benefit	(407)	(897)
Increase in valuation allowance	2,341	5,304
Research and development credit		(51)
Other	51	26
Income Tax Expense (Benefit), Total